Stockholders' Equity (Deficit) - Additional Option Information (Details) - Common stock options - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Plans
Weighted-average grant date fair value of options granted (in dollars per share)	$ 30.65	$ 219.91	$ 329.37	$ 269.46
Aggregate intrinsic value of options outstanding and vested	$ 0	$ 0
Additional stock option information
Vested shares outstanding (in shares)	50,623	40,541
Weighted average exercise price of vested shares outstanding (in dollars per share)	$ 298.62	$ 294.47
Weighted average remaining contractual term of vested shares outstanding	7 years 2 months 1 day	7 years 7 months 17 days